Earnings per share	12 Months Ended
Mar. 31, 2018
Earnings per share
Earnings per share

9.            Earnings per share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of outstanding ordinary shares, adjusted for treasury shares.

For the calculation of diluted earnings per share, net income attributable to ordinary shareholders for basic earnings per share is adjusted by the effect of dilutive securities, including share-based awards, under the treasury stock method. Potentially dilutive securities, of which the amounts are insignificant, have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive.

The following table sets forth the computation of basic and diluted net income per share/ADS for the following periods:

	Year ended March 31,
	2016	2017	2018
	(in millions of RMB, except share data and per share data)
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share — basic	71,460	43,675	63,985
Dilution effect arising from share-based awards issued by a subsidiary and equity investees	—	(11)	(21)

Net income attributable to ordinary shareholders for computing net income per ordinary share — diluted	71,460	43,664	63,964
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share — basic (million shares)	2,458	2,493	2,553
Adjustments for dilutive share options and RSUs (million shares)	104	80	57

Weighted average number of shares used in calculating net income per ordinary share — diluted (million shares)	2,562	2,573	2,610
Net income per ordinary share/ADS — basic (RMB)	29.07	17.52	25.06

Net income per ordinary share/ADS — diluted (RMB)	27.89	16.97	24.51